Organization and Principal Activities - Schedule of VIEs Consolidated Statement of Cashflow (Details) - Variable Interest Entity [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Variable Interest Entity [Line Items]
Net income (loss) from discontinued operations, net of income taxes	$ (39)	$ 21,683
Net cash provided by discontinued operating activities	622	6,575
Net cash (used in) provided by discontinued investing activities	$ 261	(205)
Net cash provided by discontinued financing activities		$ 228